LOAN SERVICING (Schedule of Activity for Loan Servicing Rights) (Details) (Mortgage Loan with Servicing Right [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Mortgage Loan with Servicing Right [Member]
Servicing Assets at Fair Value [Line Items]
Beginning of period	$ 220	$ 133
Additions	117	138
Amortization to expense	(32)	(51)
End of period	$ 305	$ 220